Capital Lease Obligations (Details Textual)	Dec. 31, 2013
Minimum [Member]
Capital Lease Obligations [Line Items]
Future minimum lease payments with interest rates	8.50%
Maximum [Member]
Capital Lease Obligations [Line Items]
Future minimum lease payments with interest rates	11.00%